Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue
Schedule of revenues

	Year Ended December 31,
	2019	2020	2021
Vehicle sales	7,367,113	15,182,522	33,169,740
Sales of packages	111,448	244,072	526,171
Sales of automotive regulatory credits	—	120,648	516,549
Sales of charging piles	127,632	229,781	319,386
Battery upgrade service	—	5,346	291,218
Others	218,711	475,564	1,313,359
Total	7,824,904	16,257,933	36,136,423